FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2011

Check here if Amendment [ ]; Amendment Number: ______
      This Amendment (Check only one.): [ ] is a restatement.
      [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:  Weyland Capital Management, LLC
Address:  22 Deer Street
	 Suite 200
	Portsmouth, NH 03801
Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Polly Henkel		 Title: Chief Compliance Officer
Phone: 603-433-8994

Signature, Place, and Date of Signing:

Polly Henkel
Portsmouth, NH
01/20/2012



Report Type (Check only
one.):
[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  8

Form 13F Information Table Value Total:  $66,047
            (thousands)
List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None



Form 13F Information Table                                  VALUE     SHARES/  SH/   PUT/   INVSTMT OTHER     VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS  CUSIP     (x$1000)   PRN AMT  PRN   CALL   DSCRETN MANAGERS  SOLE   SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------
C H ROBINSON WORLDWIDE INC       COM NEW         12541W209    2393    34306    	SH          SOLE                               NONE
ECOLAB INC                       COM             278865100     625    10827	SH          SOLE                               NONE
ISHARES TR RUSSELL 1000 G INDEX  RUSSELL1000GRW  464287614   38252   661927	SH          SOLE                               NONE
ISHARES TR RUSSELL 2000 V INDEX  RUSL 2000 VALU  464287630   10991   167453	SH          SOLE                               NONE
SPDR GOLD TRUST                  GOLD SHS        78463V107   10262    67518	SH          SOLE                               NONE
TIBCO SOFTWARE INC               COM             88632Q103     567    23747	SH          SOLE                               NONE
UNITED STS COMMODITY INDEX F     COMM IDX FND    911717106    2748    47082	SH          SOLE                               NONE
VANGUARD GROWTH INDEX            GROWTH ETF      922908736     209     3395	SH          SOLE                               NONE